Notes to the Consolidated Statements of Financial Position (Details) € / shares in Units, $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 08, 2023 USD ($)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 30, 2023 € / shares shares	Apr. 30, 2023 $ / shares shares
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Research and development expenses		€ 858		€ 858		€ 10,192
General and administrative expense		95,205		97,413		105,790
Cash outflow for leases		0.4		€ 0.4		€ 0.4
Inventory write-downs		€ 500,000
Corporate Income Tax		15.00%	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge		0.80%	0.80%	0.80%	0.80%	0.80%
Trade taxes		13.065%	13.065%	13.70%	13.70%	12.80%
Average total tax rate				29.50%	29.50%	28.60%
Total tax rate		25.74%	25.74%	25.74%	25.74%	25.74%
Federal tax		21.00%	21.00%	21.00%	21.00%	21.00%
State tax		4.74%	4.74%	4.74%	4.74%	4.74%
Total tax loss carryforwards		€ 243,800,000		€ 211,300,000
Unused tax losses carried forward		196,000,000		163,400,000
Corporate income and trade tax		164,000,000		131,600,000
Tax losses							€ 34,800,000
Tax loss carryforwards		€ 12,970,000	$ 14.3	13,200,000	$ 14.1
Taxable income		80.00%	80.00%
Current income tax receivable		€ 1,390,280		791,344
Current and non-current financial assets		85.5		68,500,000
Financial assets from government grants amount
Due amount				€ 6,200,000
Capital ordinary shares issued (in Shares) | shares		58,883,272		44,703,763
Nominal value per share | (per share)		€ 0.12						€ 0.12	$ 4.25
Common shares over time (in Dollars) | $			$ 50.0
Ordinary shares issued (in Shares) | shares		120,257	120,257
Common shares issued				€ 11,800,000
Sales agreement amounts (in Dollars) | $	$ 19.0				$ 35.2
Net proceeds		€ 14,400,000	$ 15.7
Aggregate ordinary shares sold (in Shares) | shares								10,823,529	10,823,529
share sold (in Shares) | shares								1,411,764	1,411,764
Proceeds offering cost		2,500,000	2.8
Underwriting Discounts		39,100,000	43.2
Other offering expenses		400,000
Net proceeds from offering		38,700,000
Ordinary share purchase		€ 2,300,000	$ 2.5
Price per share (in Dollars per share) | $ / shares			$ 5
Sale of additional shares (in Shares) | shares		500,000	500,000
Aggregate purchase price (in Dollars) | $			$ 7.5
Aggregate public offering (in Dollars) | $			$ 250.0
Nominal value (in Euro per share) | € / shares		€ 0.12
Ordinary shares (in Shares) | shares		98,754
Ordinary shares sold at price (in Dollars per share) | $ / shares			$ 1.85
Ordinary shares (in Shares) | shares		21,503
Price sold (in Dollars per share) | $ / shares			$ 3.35
Ordinary share purchase (in Shares) | shares		110,000,000
Preferred shares (in Shares) | shares		110,000,000
Nominal value per shares		€ 0.12
Company issued capital		100.00%	100.00%
Reimburse expenses		€ 70,000
Common shares in excess of nominal value (in Euro per share) | € / shares		€ 0.12
Payments for accrued liabilities		€ 2,700,000
Variables held constant, percentage		10.00%	10.00%
Credit risk		€ 99,300,000		84,000,000
cash and cash equivalents		12,800,000		€ 16,300,000
Cash received		€ 8,800,000
Minimum [Member]
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Nominal fixed interest		0.30%	0.30%	0.00%	0.00%
Maximum [Member]
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Nominal fixed interest		4.125%	4.125%	4.125%	4.125%
Top of Range [Member]
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Foreign exchange on translation		€ 1,000,000
Exchange rate fluctuations (in Euro per share) | € / shares		€ 1.2155
Bottom of Range [Member]
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Foreign exchange on translation		€ 1,000,000
Exchange rate fluctuations (in Euro per share) | € / shares		€ 0.9945
Market Program [Member]
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Ordinary shares issued (in Shares) | shares		3,235,723	3,235,723	2,568,208	2,568,208
Stock Option [Member]
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Ordinary shares issued (in Shares) | shares		14,930	14,930
Credit Risk [Member]
Notes to the Consolidated Statements of Financial Position (Details) [Line Items]
Financial assets		€ 86,600,000		€ 67,700,000